[Flag Investors Logo Omitted]

                                  TOTAL RETURN
                                   US TREASURY
                                   FUND SHARES

                                  Annual Report
                                October 31, 2000

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dear Shareholders:

     During a year of falling interest rates, the Fund recorded a total return of 9.49%. From the Fund's inception on August 10, 1988 through October 31, 2000, the Fund has posted a cumulative total return of 156.42%, which translates into an average annual total return of 8.01%. These figures assume the reinvestment of dividend and capital gain distributions, but exclude the impact of any sales charge. Please review the additional performance information that follows this letter and ISI's Economic Outlook.

REVIEW OF RATES AND PORTFOLIO MANAGEMENT

     Rates fell during last year because the Federal Reserve hiked short-term interest rates and that slowed the economy. Political gridlock in Washington also held back spending so the Federal Government budget surplus boomed. We expect the same kind of gridlock that resulted in lower Treasury rates next year. ISI will be following Washington politics closely to make sure a 1980's style solution, (ie, a lot of spending for each party's program), doesn't emerge. The year's movement of long-term Treasury interest rates is shown in the chart below.

--------------------------------------------------------------------------------
30 YEAR US TREASURY YIELD*
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED IMAGE

10/29/99 6.163
11/05/99 6.056
11/12/99 6.036
11/19/99 6.162
11/26/99 6.232
12/03/99 6.252
12/10/99 6.166
12/17/99 6.374
12/24/99 6.486
12/31/99 6.477
01/07/00 6.546
01/14/00 6.697
01/21/00 6.694
01/28/00 6.452
02/04/00 6.271
02/11/00 6.269
02/18/00 6.157
02/25/00 6.129
03/03/00 6.131
03/10/00 6.176
03/17/00 6
03/24/00 5.986
03/31/00 5.828
04/07/00 5.709
04/14/00 5.776
04/21/00 5.827
04/28/00 5.96
05/05/00 6.188
05/12/00 6.201
05/19/00 6.206
05/26/00 6.059
06/02/00 5.945
06/09/00 5.895
06/16/00 5.869
06/23/00 6.041
06/30/00 5.896
07/07/00 5.869
07/14/00 5.876
07/21/00 5.789
07/28/00 5.785
08/04/00 5.708
08/11/00 5.706
08/18/00 5.69
08/25/00 5.669
09/01/00 5.661
09/08/00 5.7
09/15/00 5.9
09/22/00 5.913
09/29/00 5.885
10/06/00 5.837
10/13/00 5.804
10/20/00 5.727
10/27/00 5.741
--------------------------------------------------------------------------------
*Source: Bloomberg

     A key to the Fund's good performance was maintaining a long average maturity. During the year the Fund's average maturity was a relatively long 12.7 years. The Fund emphasized issues that were most likely to be bought back by the Treasury.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

VALUE OF TREASURIES

     ISI expects the economy to slow. Further, we think a hard landing is more likely than a soft one. So far, as the slowdown has begun to emerge, Treasury issues have outperformed corporate issues. We believe they seem likely to perform even better going forward. One of the major factors at work is the leveraging that has taken place in the private sector. This high debt burden becomes more difficult to support if revenue slows, as is typical in a hard landing. For a sense of the extent of the leveraging, please see the chart below which covers corporate debt as a percentage of the economy, on a quarterly basis.

--------------------------------------------------------------------------------
US NONFINANCIAL CORP DEBT AS A % OF GDP
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED IMAGE

31-Mar-60         27.4
30-Jun-60         28
30-Sep-60         28
31-Dec-60         29
31-Mar-61         28.8
30-Jun-61         28.6
30-Sep-61         28.2
31-Dec-61         28.4
31-Mar-62         27.9
30-Jun-62         28.2
30-Sep-62         28.2
31-Dec-62         28.8
31-Mar-63         28.6
30-Jun-63         28.7
30-Sep-63         28.3
31-Dec-63         28.9
31-Mar-64         28.4
30-Jun-64         28.6
30-Sep-64         28.5
31-Dec-64         29.2
31-Mar-65         29
30-Jun-65         29.3
30-Sep-65         29.1
31-Dec-65         29.2
31-Mar-66         29
30-Jun-66         29.9
30-Sep-66         29.9
31-Dec-66         30.2
31-Mar-67         30.5
30-Jun-67         31.2
30-Sep-67         31.1
31-Dec-67         31.8
31-Mar-68         31.1
30-Jun-68         31.2
30-Sep-68         31.3
31-Dec-68         32
31-Mar-69         31.9
30-Jun-69         32.6
30-Sep-69         32.6
31-Dec-69         33.4
31-Mar-70         33.6
30-Jun-70         34.3
30-Sep-70         34.2
31-Dec-70         34.8
31-Mar-71         33.9
30-Jun-71         34.1
30-Sep-71         34.1
31-Dec-71         34.3
31-Mar-72         33.9
30-Jun-72         33.8
30-Sep-72         33.5
31-Dec-72         33.6
31-Mar-73         33.3
30-Jun-73         33.6
30-Sep-73         34.3
31-Dec-73         34.6
31-Mar-74         35.1
30-Jun-74         35.5
30-Sep-74         35.6
31-Dec-74         35.7
31-Mar-75         35.6
30-Jun-75         35.2
30-Sep-75         34.1
31-Dec-75         33.6
31-Mar-76         32.6
30-Jun-76         32.8
30-Sep-76         32.6
31-Dec-76         32.6
31-Mar-77         32.5
30-Jun-77         32.3
30-Sep-77         32
31-Dec-77         32.6
31-Mar-78         32.9
30-Jun-78         32.1
30-Sep-78         31.7
31-Dec-78         31.5
31-Mar-79         31.7
30-Jun-79         32
30-Sep-79         31.8
31-Dec-79         31.7
31-Mar-80         31.8
30-Jun-80         31.9
30-Sep-80         31.7
31-Dec-80         31.2
31-Mar-81         30.4
30-Jun-81         31.3
30-Sep-81         31.5
31-Dec-81         32.1
31-Mar-82         33.2
30-Jun-82         33.5
30-Sep-82         33.8
31-Dec-82         33.7
31-Mar-83         33.9
30-Jun-83         33.5
30-Sep-83         33.3
31-Dec-83         33.3
31-Mar-84         33.4
30-Jun-84         34
30-Sep-84         34.4
31-Dec-84         35.6
31-Mar-85         35.6
30-Jun-85         36
30-Sep-85         36
31-Dec-85         37.3
31-Mar-86         37.9
30-Jun-86         38.8
30-Sep-86         39.1
31-Dec-86         40.4
31-Mar-87         40.7
30-Jun-87         40.8
30-Sep-87         40.8
31-Dec-87         41.1
31-Mar-88         41.7
30-Jun-88         42
30-Sep-88         41.9
31-Dec-88         42.2
31-Mar-89         42.4
30-Jun-89         42.9
30-Sep-89         42.8
31-Dec-89         43
31-Mar-90         42.8
30-Jun-90         42.8
30-Sep-90         42.9
31-Dec-90         43.1
31-Mar-91         42.7
30-Jun-91         42.4
30-Sep-91         41.6
31-Dec-91         40.6
31-Mar-92         40.3
30-Jun-92         39.9
30-Sep-92         39.4
31-Dec-92         38.9
31-Mar-93         38.7
30-Jun-93         38.6
30-Sep-93         38.3
31-Dec-93         37.8
31-Mar-94         38
30-Jun-94         37.8
30-Sep-94         37.6
31-Dec-94         37.4
31-Mar-95         38
30-Jun-95         38.8
30-Sep-95         38.8
31-Dec-95         38.9
31-Mar-96         39
30-Jun-96         39.3
30-Sep-96         39.3
31-Dec-96         38.9
31-Mar-97         39
30-Jun-97         39.1
30-Sep-97         39.1
31-Dec-97         39.8
31-Mar-98         40.5
30-Jun-98         41.6
30-Sep-98         41.9
31-Dec-98         42.2
31-Mar-99         43.6
30-Jun-99         44.3
30-Sep-99         45
31-Dec-99         45
31-Mar-00         45.7
30-Jun-00         46.4
--------------------------------------------------------------------------------

     ISI expects Treasury interest rates to decline next year. Please see ISI's economic outlook that follows this letter for more details.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/ SIGNATURE

R. Alan Medaugh
President
November 22, 2000

ECONOMIC OUTLOOK FOR 2001 -- AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------

OVERVIEW

     ISI expects Treasury and high quality Municipal bond interest rates to decrease over the next year producing capital gains for long maturity issues. The major reason is slowing US and global growth. Since 1996, swings in consumer spending have become sensitive to swings in stock prices. In this light, perhaps the most important recent economic development is the weakness in stock prices. Week by week, it is becoming clearer that both US and foreign growth rates are slowing. The forces that are associated with this slowdown also tend to indicate the pace of future growth. So we feel further slowing is likely. For example, the correlation between growth and oil has been that oil leads the economy by 12 months. The correlation is a negative one (ie, higher oil prices reduce economic growth). Likewise, for the seven largest industrialized countries, the US, Japan, Great Britain, France, Germany, Italy and Canada (the G-7), interest rate changes have led the economy also by 12 months. For example, G7 short rates hit a low in early 1999 and G7 industrial production gains peaked a year later.
Recently, G7 short rates hit a new high, suggesting that the weakest G7 industrial production readings won't be seen until at least this time next year. The global technology slowdown, which is starting to unfold and starting to slow global growth, is for some months likely to feed on itself, as well as feed on and reinforce the global slowdown.

     To be sure, there are positives for growth including world trade, consumer confidence, and fiscal stimulus. However, these positives are losing to the forces outlined above. There are also a host of other forces including a zero savings rate, an unusually large number (given a booming economy) of company earnings warnings (ie, Kmart, Office Depot, Dell and Disney), a rising level of corporate bankruptcies and a slowing in bank lending. There is now political uncertainty, in the US, which may hurt the economy to the extent it hurts the stock market.

THE US ECONOMY

     Evidence of slower US growth includes ISI's company surveys, unemployment claims (which recently hit a two-year high), scrap steel prices (hit a 14-year low) (See graph on the following page), and computer chip prices hit a record low (down 56% in just 17 weeks). In addition, stock analysts' fourth quarter estimates for S&P 500 operating earnings have shed 4.2 points since the start of the quarter from 15.6% to 11.4%, the sharpest drop since 1998's weak third quarter. At this year's fourth quarter pace of estimates cuts, the final result would end up around 5%, down significantly from the optimism of few months ago.

ECONOMIC OUTLOOK FOR 2001 (CONCLUDED)
--------------------------------------------------------------------------------
SCRAP STEEL PRICE*
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED IMAGE

31-Jan-85         93
128-Feb-85        95
29-Mar-85         90
30-Apr-85         84
31-May-85         70
28-Jun-85         67
31-Jul-85         75
30-Aug-85         83
30-Sep-85         80
31-Oct-85         74
29-Nov-85         80
31-Dec-85         85
31-Jan-86         83
28-Feb-86         80
31-Mar-86         75
30-Apr-86         72
30-May-86         70
30-Jun-86         70
31-Jul-86         70
29-Aug-86         74
30-Sep-86         71
31-Oct-86         71
28-Nov-86         71
31-Dec-86         73
30-Jan-87         75
27-Feb-87         79
31-Mar-87         75
30-Apr-87         77
29-May-87         80
30-Jun-87         83.5
31-Jul-87         84.5
31-Aug-87         92.5
30-Sep-87         117.5
30-Oct-87         121
30-Nov-87         109
31-Dec-87         100
1-Feb-88          121.5
29-Feb-88         119
31-Mar-88         119
29-Apr-88         118
31-May-88         113
30-Jun-88         117.5
29-Jul-88         122.5
31-Aug-88         120
30-Sep-88         125
31-Oct-88         125
30-Nov-88         113
30-Dec-88         113
31-Jan-89         121.5
28-Feb-89         123
31-Mar-89         115.5
28-Apr-89         120
31-May-89         118
30-Jun-89         114.5
31-Jul-89         109
31-Aug-89         109
29-Sep-89         106.5
31-Oct-89         98
30-Nov-89         98.5
29-Dec-89         106.5
31-Jan-90         103.5
28-Feb-90         103.5
30-Mar-90         106.5
30-Apr-90         111.5
31-May-90         118
29-Jun-90         114.5
31-Jul-90         119.5
31-Aug-90         118
28-Sep-90         115.5
31-Oct-90         110.5
30-Nov-90         107
31-Dec-90         106
31-Jan-91         104.5
28-Feb-91         104
29-Mar-91         102
30-Apr-91         95
31-May-91         95
28-Jun-91         89
31-Jul-91         94
30-Aug-91         94
30-Sep-91         97
31-Oct-91         94
29-Nov-91         94
31-Dec-91         94
31-Jan-92         89.5
28-Feb-92         89.5
31-Mar-92         89.5
30-Apr-92         94
29-May-92         92
30-Jun-92         90
31-Jul-92         88.5
31-Aug-92         86.5
30-Sep-92         90.5
30-Oct-92         89.5
30-Nov-92         89
31-Dec-92         92.5
29-Jan-93         99.5
26-Feb-93         109.5
31-Mar-93         108.5
30-Apr-93         106.5
31-May-93         106.5
30-Jun-93         115
30-Jul-93         118.5
31-Aug-93         112.5
30-Sep-93         112.5
29-Oct-93         131.5
30-Nov-93         137.5
31-Dec-93         139.5
31-Jan-94         139.5
28-Feb-94         139.5
31-Mar-94         139.5
29-Apr-94         135
31-May-94         122.5
30-Jun-94         111.5
29-Jul-94         117.5
31-Aug-94         134.5
30-Sep-94         134.5
31-Oct-94         133.5
30-Nov-94         140
30-Dec-94         144
31-Jan-95         147
28-Feb-95         142.5
31-Mar-95         137.5
28-Apr-95         137.5
31-May-95         141.5
30-Jun-95         140.5
31-Jul-95         140.5
31-Aug-95         146.5
29-Sep-95         143.5
31-Oct-95         138.5
30-Nov-95         134.5
29-Dec-95         135
31-Jan-96         144.5
29-Feb-96         144.5
29-Mar-96         139
30-Apr-96         139.5
31-May-96         141.5
28-Jun-96         138.5
31-Jul-96         134
30-Aug-96         136.5
30-Sep-96         136.5
31-Oct-96         126.5
29-Nov-96         116.5
31-Dec-96         116.5
31-Jan-97         131
28-Feb-97         146
31-Mar-97         136.5
30-Apr-97         133.5
30-May-97         134.5
30-Jun-97         138.5
31-Jul-97         143.5
29-Aug-97         146.5
30-Sep-97         137.5
31-Oct-97         139.5
28-Nov-97         143.5
31-Dec-97         143.5
30-Jan-98         145.5
27-Feb-98         140
31-Mar-98         135.5
30-Apr-98         133.5
29-May-98         135.5
30-Jun-98         135.5
31-Jul-98         130.5
31-Aug-98         120.5
30-Sep-98         107.5
30-Oct-98         84.5
30-Nov-98         78.5
31-Dec-98         76.5
1-Jan-99          76.5
29-Jan-99         91.5
26-Feb-99         101.5
31-Mar-99         90.5
30-Apr-99         90.5
31-May-99         100.5
30-Jun-99         104.5
30-Jul-99         100.5
31-Aug-99         106.5
30-Sep-99         106.5
29-Oct-99         106.5
30-Nov-99         113.5
31-Dec-99         120.5
31-Jan-00         120.5
29-Feb-00         110.5
31-Mar-00         110.5
28-Apr-00         108.5
31-May-00         101.5
30-Jun-00         93.5
31-Jul-00         91.5
31-Aug-00         92.5
29-Sep-00         92.5
31-Oct-00         79.5
--------------------------------------------------------------------------------
*Source: Data Resources Incorporated

POLITICS

     The election gave neither party a mandate. From a legislation-passing point of view, the House and Senate are deadlocked. Political gridlock seems the most likely result. The bond market enjoyed many aspects of the 1990's gridlock, especially the budget surplus outcome. The markets seem to be emphasizing the positive aspects of a political standoff. It is possible that the result could also be a something-for-everyone budget. The spending surge and tax cuts that resulted during the 1980's gridlock could be the precedent for a big budget outcome in 2001 and beyond. Politics has the ability to both help and hurt interest rates in the coming year.

THE GLOBAL ECONOMY

     ISI keeps tabs on the world growth picture by surveying economic reports from 35 countries, and labeling each report as a sign of strength or weakness. It clearly declined in recent weeks. Please see the chart on the next page.

     Recent   evidence  of  slower   growth   abroad   includes   weaker  German
manufacturing orders, a downgrade of Korean growth prospects, slower Japanese money growth, and more deflation for Japan's domestic Wholesale Price Index.

     Another overall indicator, the world Leading Economic Indicator (LEI) for September 2000, is now up just 2.1% year-to-year, well down from its late-1999 peak of 5.8%. The world LEI leads G7 activity by roughly six-months.

--------------------------------------------------------------------------------
GLOBAL STRENGTH/WEAKNESS(1) (1/2/95-11/13/00)
THIRTEEN WEEK AVERAGE
 [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED IMAGE

2 JAN 95          13.2
9 JAN 95          12.5
16 JAN 95         11.4
23 JAN 95         10.5
30 JAN 95         9.5
6 FEB 95          9.3
13 FEB 95         9.4
20 FEB 95         9.8
27 FEB 95         11.2
6 MAR 95          10.5
13 MAR 95         9.2
20 MAR 95         9.7
27 MAR 95         10.3
3 APR 95          8.7
10 APR 95         9.2
17 APR 95         8.5
24 APR 95         7.4
1 MAY 95          7.2
8 MAY 95          5.2
15 MAY 95         4.4
22 MAY 95         1.8
29 MAY 95         -1.4
5 JUN 95          -3.5
12 JUN 95         -3.5
19 JUN 95         -3.8
26 JUN 95         -3.1
3 JUL 95          -3.9
10 JUL 95         -3.8
17 JUL 95         -2.8
24 JUL 95         -3.6
31 JUL 95         -4.8
7 AUG 95          -4.5
14 AUG 95         -3.8
21 AUG 95         -2.7
28 AUG 95         -2.5
4 SEP 95          -1.3
11 SEP 95         -0.6
18 SEP 95         -1
25 SEP 95         -2.7
2 OCT 95          -2.6
9 OCT 95          -4.8
16 OCT 95         -5.3
23 OCT 95         -5.5
30 OCT 95         -5.6
6 NOV 95          -4.5
13 NOV 95         -5.5
20 NOV 95         -6.2
27 NOV 95         -5.5
4 DEC 95          -6.3
11 DEC 95         -7.5
18 DEC 95         -8.1
25 DEC 95         -6.3
1 JAN 96          -5.8
8 JAN 96          -4.8
15 JAN 96         -5.8
22 JAN 96         -6.5
29 JAN 96         -6.1
5 FEB 96          -5.9
12 FEB 96         -7
19 FEB 96         -5.2
26 FEB 96         -4.2
4 MAR 96          -2.8
11 MAR 96         -3.1
18 MAR 96         -3.6
25 MAR 96         -5.5
1 APR 96          -6.8
8 APR 96          -6.7
15 APR 96         -5.4
22 APR 96         -4.5
29 APR 96         -3.9
6 MAY 96          -3.6
13 MAY 96         -2.6
20 MAY 96         -4.3
27 MAY 96         -3.2
3 JUN 96          -3.8
10 JUN 96         -2
17 JUN 96         -1.5
24 JUN 96         -0.8
1 JUL 96          -0.6
8 JUL 96          -0.2
15 JUL 96         -0.1
22 JUL 96         -0.2
29 JUL 96         -1.8
5 AUG 96          -2.8
12 AUG 96         -3
19 AUG 96         -2.7
26 AUG 96         -2.7
2 SEP 96          -3.2
9 SEP 96          -0.9
16 SEP 96         -0.8
23 SEP 96         -0.1
30 SEP 96         0.2
7 OCT 96          0.5
14 OCT 96         -0.2
21 OCT 96         0.3
28 OCT 96         2.2
4 NOV 96          2.5
11 NOV 96         2.8
18 NOV 96         4.8
25 NOV 96         5.9
2 DEC 96          8.1
9 DEC 96          5.8
16 DEC 96         5.9
23 DEC 96         5.2
30 DEC 96         6.9
6 JAN 97          6.2
13 JAN 97         6.6
20 JAN 97         6.5
27 JAN 97         6.1
3 FEB 97          5.8
10 FEB 97         7.5
17 FEB 97         7.3
24 FEB 97         5.2
3 MAR 97          6
10 MAR 97         6
17 MAR 97         8
24 MAR 97         9.4
31 MAR 97         9.1
7 APR 97          9.4
14 APR 97         8.2
21 APR 97         7.9
28 APR 97         6.9
5 MAY 97          5.4
12 MAY 97         4.5
19 MAY 97         2.8
26 MAY 97         2.9
2 JUN 97          1.2
9 JUN 97          0.6
16 JUN 97         -0.9
23 JUN 97         -1.8
30 JUN 97         -2.2
7 JUL 97          -1.8
14 JUL 97         0.8
21 JUL 97         0.8
28 JUL 97         3.8
4 AUG 97          6.9
11 AUG 97         8.7
18 AUG 97         9.4
25 AUG 97         10.4
1 SEP 97          12.5
8 SEP 97          12.8
15 SEP 97         13.2
22 SEP 97         13.2
29 SEP 97         14.2
6 OCT 97          14.1
13 OCT 97         14.7
20 OCT 97         14.5
27 OCT 97         12.3
3 NOV 97          10.2
10 NOV 97         9.8
17 NOV 97         9.4
24 NOV 97         8.7
1 DEC 97          6.7
8 DEC 97          6.5
15 DEC 97         6.3
22 DEC 97         5.3
29 DEC 97         3.3
5 JAN 98          1.9
12 JAN 98         0.2
19 JAN 98         2.3
26 JAN 98         2.8
2 FEB 98          2.1
9 FEB 98          1.2
16 FEB 98         -0.4
23 FEB 98         -1.7
2 MAR 98          -1
9 MAR 98          -1.7
16 MAR 98         -2
23 MAR 98         -2.9
30 MAR 98         -1.8
6 APR 98          -2.1
13 APR 98         -1.4
20 APR 98         -3.4
27 APR 98         -3.2
4 MAY 98          -1.4
11 MAY 98         -1.5
18 MAY 98         -0.5
25 MAY 98         -1.5
1 JUN 98          -3.5
8 JUN 98          -2.5
15 JUN 98         -4.9
22 JUN 98         -6.2
29 JUN 98         -7.7
6 JUL 98          -8.9
13 JUL 98         -10.2
20 JUL 98         -10.8
27 JUL 98         -11.5
3 AUG 98          -12.1
10 AUG 98         -12.5
17 AUG 98         -13.6
24 AUG 98         -12.8
31 AUG 98         -12.7
7 SEP 98         -14.5
14 SEP 98         -10.8
21 SEP 98         -9.2
28 SEP 98         -8.5
5 OCT 98          -8.9
12 OCT 98         -8.8
19 OCT 98         -9
26 OCT 98         -9.7
2 NOV 98          -10.5
9 NOV 98          -11.5
16 NOV 98         -10.5
23 NOV 98         -11.5
30 NOV 98         -11.5
7 DEC 98          -11.5
14 DEC 98         -13.7
21 DEC 98         -11.8
28 DEC 98         -12
4 JAN 99          -9
11 JAN 99         -7.2
18 JAN 99         -5.8
25 JAN 99         -4.6
1 FEB 99          -2.2
8 FEB 99          1.2
15 FEB 99         1.3
22 FEB 99         2.1
1 MAR 99          3.9
8 MAR 99          5.6
15 MAR 99         7
22 MAR 99         5
29 MAR 99         6.1
5 APR 99          5.8
12 APR 99         5.8
19 APR 99         5.8
26 APR 99         7.2
3 MAY 99          8.2
10 MAY 99         6.8
17 MAY 99         7.1
24 MAY 99         9.8
31 MAY 99         7.8
7 JUN 99          8.2
14 JUN 99         8.9
21 JUN 99         10.2
28 JUN 99         10.2
5 JUL 99          11.8
12 JUL 99         12.6
19 JUL 99         12.8
26 JUL 99         13.5
2 AUG 99          13.5
9 AUG 99          14.5
16 AUG 99         16.2
23 AUG 99         14.9
30 AUG 99         15.6
6 SEP 99          15.2
13 SEP 99         14.9
20 SEP 99         14.9
27 SEP 99         16.4
4 OCT 99          16.4
11 OCT 99         16.8
18 OCT 99         17.3
25 OCT 99         16.4
1 NOV 99          14.1
8 NOV 99          11.7
15 NOV 99         11.6
22 NOV 99         11.3
29 NOV 99         12.6
6 DEC 99          12.5
13 DEC 99         14.3
20 DEC 99         15.2
27 DEC 99         16
3 JAN 0           16.9
10 JAN 0          16.3
17 JAN 0          17.9
24 JAN 0          18.8
31 JAN 0          18.8
7 FEB 0           20.4
14 FEB 0          21.3
21 FEB 0          23
28 FEB 0          23.8
6 MAR 0           27
13 MAR 0          27.2
20 MAR 0          27.1
27 MAR 0          27.3
3 APR 0           26.1
10 APR 0          26.6
17 APR 0          25.2
24 APR 0          24.2
1 MAY 0           23.8
8 MAY 0           23.5
15 MAY 0          21.7
22 MAY 0          22.2
29 MAY 0          20.1
5 JUN 0           15
12 JUN 0          13.1
19 JUN 0          12.5
26 JUN 0          10.4
3 JUL 0           10.3
10 JUL 0          9.5
17 JUL 0          8
24 JUL 0          7.9
31 JUL 0          9.6
7 AUG 0           9.2
14 AUG 0          9.5
21 AUG 0          8
28 AUG 0          8.5
4 SEP 0           8.2
11 SEP 0          8.5
18 SEP 0          7.8
25 SEP 0          6.4
2 OCT 0           8.2
9 OCT 0           6.8
16 OCT 0          7.9
23 OCT 0          7.4
30 OCT 0          5.5
6 NOV 0           3.6
13 NOV 0          1.8

INFLATION

     With global growth slowing and a number of US inflation indicators rolling over, odds are inflation is headed lower, particularly if oil has peaked. Manufacturing unit labor costs were down a stunning 0.6% month-to-month in September and 3.0% year-to-year (September-September). Consumer inflation expectations have slowed from a peak of 3.2% to 2.8% in November (University of Michigan Inflation Expectation survey). In addition, the trade weighted dollar has remained firm, and gold has continued to trade below $270/ounce.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year-end. The SEC also requires that we report the Fund's total return according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 4.50% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION (CONCLUDED)
CHANGE IN VALUE OF A $10,000 INVESTMENT IN CLASS A SHARES1 AUGUST 10, 1988-OCTOBER 31, 2000

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED IMAGE

            Flag Investors     Lehman Bros.     Lehman Bros.      Lehman Bros.
            Total Return       Intermediate       Treasury         Long-Term
8/10/88          9555             10000            10000            10000
10/88            9852             10313            10407            10685
10/89            11021            11388            11676            12493
10/90            11178            12266            12345            12592
10/91            12954            13889            14140            14876
10/92            14116            15268            15608            16593
10/93            16564            16685            17659            20526
10/94            15534            16400            16871            18143
10/95            18344            18329            19464            23016
10/96            18975            19359            20449            23810
10/97            20682            20766            22210            26815
10/98            22231            22793            24780            31189
10/99            22377            21379            24403            31392
10/00            24501            24276            21369            27400

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
  PERIODS ENDED 10/31/00         1-YEAR   5-YEARS   10-YEARS    SINCE INCEPTION4
  ----------------------         ------   -------   --------    ----------------
  Class A Shares                  4.57%    4.99%      7.67%           7.60%
--------------------------------------------------------------------------------
--------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's maximum 4.50% sales charge. The Lehman Brothers indices listed above are unmanaged and do not reflect expenses, which have been deducted from the Fund's returns. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund's weighted average maturity is approximately 12.97 years.
2 The  Lehman  Brothers   Long-Term  Treasury  Index  and  the  Lehman  Brothers
  Intermediate Treasury Index reflect the performance of US Treasury securities in their respective sectors. Benchmark returns are for the period beginning August 31, 1988.
3 The Lehman Brothers Treasury Index is more of a general index in that it reflects the performance of all public obligations and does not focus on any one particular segment. Benchmark returns are for the period beginning August 31, 1988.
4 8/10/88.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

  INTEREST                                               PAR
    RATE                    MATURITY DATE               (000)      MARKET VALUE
--------------------------------------------------------------------------------
----------------------------
 US TREASURY BONDS -- 73.72%
----------------------------
       10.375%                11/15/12                 $28,750     $ 35,825,202
        8.875%                 2/15/19                  36,500       47,957,569
        8.125%                 8/15/19                  35,000       43,225,000
        8.50%                  2/15/20                  41,000       52,512,021
                                                                   ------------
   Total US Treasury Bonds
         (Cost $187,940,425)                                        179,519,792
                                                                   ------------
-------------------------------------------------
 ZERO COUPON US TREASURY BONDS (STRIPS) -- 2.99%
-------------------------------------------------
        6.065%*                5/15/17                  19,500        7,271,024
                                                                   ------------
   Total Zero Coupon US Treasury Bonds
         (STRIPS) (Cost $7,812,128)                                   7,271,024
                                                                   ------------
--------------------------------
 REPURCHASE AGREEMENTS -- 22.17%
--------------------------------
Goldman Sachs & Co., 6.50%
      Dated  10/31/00,  to be  repurchased  on
      11/01/00, collateralized by US
      Treasury Note with a par value of
      $26,850,000,  coupon rate of 6.375%, due
      6/30/02, with a market value of $27,538,105
      (Cost $26,998,000)                                             26,998,000
J.P. Morgan Securities Inc., 6.45%
      Dated  10/31/00,  to be  repurchased  on
      11/01/00,  collateralized  by US
      Treasury Note with a par value of $27,408,494,
      coupon rate of 6.000%, due
      9/30/02, with a market value of $27,539,472
      (Cost $26,999,000)                                             26,999,000
                                                                   ------------
   Total Repurchase Agreements
         (Cost $53,997,000)                                          53,997,000
                                                                   ------------
TOTAL INVESTMENTS -- 98.88%
      (Cost $249,749,553)**                                         240,787,816
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.12%                        2,735,824
                                                                   ------------
NET ASSETS -- 100.0%                                               $243,523,640
                                                                   ============

---------------------
 * Yield as of October 31, 2000.
** Also aggregate cost for federal tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.
8

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                     FOR THE
                                                                    YEAR ENDED
                                                                    OCTOBER 31,
--------------------------------------------------------------------------------
                                                                        2000
Assets:
   Investments, at value (cost $249,749,553)                       $240,787,816
   Cash                                                                     813
   Receivable for shares of beneficial interest subscribed              214,991
   Dividend and interest receivable                                   3,415,668
   Prepaid expenses and other                                           116,166
                                                                   ------------
     Total assets                                                   244,535,454
                                                                   ------------
Liabilities:
   Payable for shares of beneficial interest redeemed                   160,002
   Dividend payable                                                     503,260
   Accrued expenses and other                                           348,552
                                                                   ------------
     Total liabilities                                                1,011,814
                                                                   ------------
Net assets                                                         $243,523,640
                                                                   ------------
Composition of Net Assets:
   Paid-in capital                                                 $257,309,837
   Distributions in excess of net investment income                    (538,989)
   Accumulated net realized loss from investment transactions        (4,285,472)
   Net unrealized depreciation on investments                        (8,961,737)
                                                                   ------------
   Net assets                                                      $243,523,640
                                                                   ------------
Net Asset Value Per Share:
   Flag Investors Class A Shares
     ($106,796,159 / 11,156,964 shares)                                  $ 9.57
                                                                         ======
   ISI Shares ($136,727,481 / 14,281,795 shares)                         $ 9.57
                                                                         ======
Maximum Offering Price Per Share:
   Flag Investors Class A Shares ($9.57 / 0.955)                         $10.02
                                                                         ======
   ISI Shares ($9.57 / 0.9555)                                           $10.02
                                                                         ======


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                     YEAR ENDED
                                                                     OCTOBER 31,
--------------------------------------------------------------------------------
                                                                        2000
Investment Income:
   Interest                                                         $14,787,042
                                                                    -----------
Expenses:
   Investment advisory fee                                              681,254
   Distribution fees:
     Flag Investors Class A Shares                                      270,423
     ISI Shares                                                         355,063
   Administration fee                                                   249,914
   Transfer agent fee                                                   229,429
   Accounting fees                                                       77,608
   Professional fees                                                     58,147
   Shareholder reporting fees                                            56,580
   Custody fees                                                          56,536
   Registration and directors' fees                                      11,484
   Miscellaneous                                                          3,799
                                                                    -----------
        Total expenses                                                2,050,237
                                                                    -----------
Net investment income                                                12,736,805
                                                                    -----------
Realized and unrealized gain (loss) on investments:
   Net realized loss from security transactions                      (4,082,643)
   Change in unrealized appreciation/depreciation of investments     13,794,970
                                                                    -----------
   Net gain on investments                                            9,712,327
                                                                    -----------
Net increase in net assets resulting from operations                $22,449,132
                                                                    ===========


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE YEARS ENDED OCTOBER 31,
----------------------------------------------------------------------------------
                                                        2000              1999
Increase (Decrease) in Net Assets:
Operations:
   Net investment income                            $ 12,736,805      $ 13,390,796
   Net realized gain (loss) from
     securities transactions                          (4,082,643)        4,648,128
   Change in unrealized appreciation/
     depreciation on investments                      13,794,970       (29,808,640)
                                                    ------------      ------------
   Net increase (decrease) in net assets
     resulting from operations                        22,449,132       (11,769,716)
                                                    ------------      ------------
Dividends to Shareholders from:
   Net investment income and short-term gains:
     Flag Investors Class A Shares                    (5,483,969)       (8,710,017)
     Flag Investors Class B Shares                            --          (186,679)
     ISI Shares                                       (7,204,336)      (11,554,616)
   Net realized long-term gains:
     Flag Investors Class A Shares                            --        (2,005,712)
     Flag Investors Class B Shares                            --           (68,070)
     ISI Shares                                               --        (2,770,396)
                                                    ------------      ------------
Return of Capital:
   Flag Investors Class A Share                       (1,838,984)
   Flag Investors Class B Shares                              --
   ISI Shares                                         (2,415,888)
        Total distributions                          (16,943,177)      (25,295,490)
                                                    ------------      ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                       30,423,355        42,387,220
   Value of shares issued in reinvestment
     of dividends                                     10,582,386        17,749,854
   Cost of shares repurchased                        (69,405,361)      (54,663,606)
                                                    ------------      ------------
   Increase (decrease) in net assets derived
     from capital share transactions                 (28,399,620)        5,473,468
                                                    ------------      ------------
   Total decrease in net assets                      (22,893,665)      (31,591,738)
Net Assets:
   Beginning of year                                 266,417,305       298,009,043
                                                    ------------      ------------
   End of year including distributions in excess of
     net investment income of $(538,989) and
     $(556,835), respectively                       $243,523,640      $266,417,305
                                                    ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)



                                                                                FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                2000           1999           1998        1997            1996
Per Share Operating Performance:
   Net asset value at beginning of year                       $   9.35      $  10.62        $  10.04    $   9.83       $  10.19
                                                              --------      --------        --------    --------       --------
Income from Investment Operations:
   Net investment income                                          0.50          0.64            0.51        0.55           0.56
   Net realized and unrealized gain (loss) on investments         0.38         (1.03)           0.71        0.30          (0.23)
                                                              --------      --------        --------    --------       --------
   Total from investment operations                               0.88         (0.39)           1.22        0.85           0.33
                                                              --------      --------        --------    --------       --------
Less Distributions:
   Distributions from net investment income
     and short-term gains                                        (0.50)        (0.71)          (0.64)      (0.55)         (0.65)
   Tax return of capital distribution                               --            --              --       (0.08)            --
   Distributions in excess of net investment income              (0.16)           --              --       (0.01)         (0.04)
   Net realized long-term gains                                     --         (0.17)             --          --             --
                                                              --------      --------        --------    --------       --------
   Total distributions                                           (0.66)        (0.88)          (0.64)      (0.64)         (0.69)
                                                              --------      --------        --------    --------       --------
   Net asset value at end of year                             $   9.57      $   9.35        $  10.62    $  10.04       $   9.83
                                                              ========      ========        ========    ========       ========
Total return1                                                     9.49%        (3.82)%         12.50%       9.00%          3.44%
Ratios to Average Daily Net Assets:
   Expenses                                                       0.82%         0.81%           0.85%       0.83%          0.81%
   Net investment income                                          5.10%         4.68%           4.98%       5.62%          5.69%
Supplemental Data:
   Net assets at end of year (000s):
     Flag Investors Class A Shares                            $106,796      $114,886        $122,785    $122,229       $143,791
     ISI Shares                                               $136,728      $151,532        $171,336    $171,074       $193,486
   Portfolio turnover rate                                          15%           77%            179%         92%           199%

-------------------------
1 Total return excludes the effect of sales charge.


12-13

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)           FOR THE PERIOD                                         FOR THE PERIOD
                                                          NOVEMBER 1, 1998                                        JUNE 20, 19962
                                                               THROUGH                                                THROUGH
                                                              MAY 14,1       FOR THE YEARS ENDED OCTOBER 31,        OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                1999              1998             1997               1996
Per Share Operating Performance:
   Net asset value at beginning of period                      $10.62            $10.03           $ 9.85              $10.00
                                                               ------            ------           ------              ------
Income from Investment Operations:
   Net investment income                                         0.31              0.55             0.56                0.22
   Net realized and unrealized gain (loss) on investments       (0.70)             0.65             0.23               (0.15)
                                                               ------            ------           ------              ------
   Total from investment operations                             (0.39)             1.20             0.79                0.07
                                                               ------            ------           ------              ------
Less Distributions:
   Distributions from net investment income and
     short-term gains                                           (0.37)            (0.61)           (0.56)              (0.22)
   Tax return of capital distribution                              --                --            (0.04)                 --
   Distributions in excess of net investment income                --                --            (0.01)                 --
   Net realized long-term gains                                 (0.17)               --               --                  --
                                                               ------            ------           ------              ------
   Total distributions                                          (0.54)            (0.61)           (0.61)              (0.22)
                                                               ------            ------           ------              ------
   Net asset value at end of period                            $ 9.69            $10.62           $10.03              $ 9.85
                                                               ======            ======           ======              ======
Total return3                                                   (3.62)%           12.29%            8.49%               6.37%
Ratios to Average Daily Net Assets:
   Expenses                                                      1.24%4            1.20%            1.18%               1.40%4
   Net investment income                                         4.37%4            4.59%            5.24%               5.45%4
Supplemental Data:
   Net assets at end of period (000s)                          $  129            $3,888           $  838              $  123
   Portfolio turnover rate                                         77%4             179%              92%                199%4

--------------------
1 Class B Shares were converted to Class A Shares on May 14, 1999. 2 Commencement of operations.
3 Total return excludes the effect of sales charge.
4 Annualized.

14-15

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Total Return US Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of two share classes: Flag Investors Total Return US Treasury Fund Class A Shares ("Flag Investors Class A Shares") and ISI Total Return US Treasury Fund Shares ("ISI Shares"), both of which began operations August 10, 1988. Another class of shares, Flag Investors Total Return US Treasury Fund Class B Shares began operations June 20, 1996. The sale of Flag Investors Class B Shares was terminated and existing Flag Investors Class B Shares were converted to Flag Investors Class A shares on May 14, 1999.

     The Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and the ISI Shares have a 4.45% maximum front-end sales charge. The classes have the same distribution fees.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation.

     The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTE 1 (CONTINUED)

        the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the security's fair value is determined using procedures that the Board of Directors establishes and monitors. At October 31, 2000 there were no Board Valued Securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     B. REPURCHASE  AGREEMENTS -- The Fund may enter into  tri-party  repurchase
        agreements  with   broker-dealers   and  domestic  banks.  A  repurchase
        agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. The Fund has capital loss carryovers of $4,285,472 expiring October 31, 2008.

             The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

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FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 (CONCLUDED)

             These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2000 have been primarily attributable to return of capital distributions and have been reclassified to the following accounts:

                         UNDISTRIBUTED         ACCUMULATED
                        NET INVESTMENT        NET REALIZED          PAID-IN
   FUND                  INCOME (LOSS)       GAINS (LOSSES)         CAPITAL
   ------               --------------       --------------        --------
   Total Return
      US Treasury         $4,224,218               $--           $(4,224,218)

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     International Strategy & Investment, Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income. For the year ended October 31, 2000, ISI's fee was $681,254, of which $56,388 was payable at October 31, 2000.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTE 2 (CONCLUDED)

     Investment Company Capital Corp. ("ICCC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC an annual fee based on the combined assets of the ISI Funds that is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. For the year ended October 31, 2000,ICCC's fee was $249,914, of which $20,397 was payable at October 31, 2000.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. For the year ended October 31, 2000, ICCC's fee was $77,608, of which $6,489 was payable at October 31, 2000.

     ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the year ended October 31, 2000, ICCC's fee was $229,429, of which $30,279 was payable at October 31, 2000.

     ISI Group, Inc. ("ISI Group"), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the year ended October 31, 2000, ISI's fee was $355,063, of which $29,016 was payable at October 31, 2000.

     ICC Distributors, Inc. ("ICC Distributors") provides distribution services for the Flag Investors Class A Shares for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1 that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 2000, ICC's fee was $270,423, of which $22,663 was payable at October 31, 2000.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million ISI, 44 million Flag Investors Class A, 5 million Flag Investors Class B, 15 million Flag Investors Class C, 500,000 Flag Investors

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 3 (CONTINUED)

Class D and 6.5 million undesignated). Transactions in shares of the Fund are shown on the following page:

                                                 FLAG INVESTORS CLASS A SHARES
                                             -----------------------------------
                                                  FOR THE            FOR THE
                                                YEAR ENDED         YEAR ENDED
                                             OCTOBER 31, 2000   OCTOBER 31, 1999
                                             ----------------   ----------------
   Shares sold                                    1,645,346          2,468,335
   Shares issued to shareholders on
      reinvestment of dividends                     477,259            718,480
   Shares repurchased                            (3,247,456)        (3,016,885)
   Conversion of shares from Class B                     --            545,490
                                               ------------       ------------
   Net increase (decrease) in
      shares outstanding                         (1,124,851)           715,420
                                               ============       ============
   Proceeds from sale of shares                $ 15,515,048       $ 24,540,826
   Value of reinvested dividends                  4,486,358          7,196,033
   Cost of shares repurchased                   (30,473,554)       (29,260,245)
   Conversion of shares from Class B                     --          5,578,323
                                               ------------       ------------
   Net increase (decrease) from capital
      share transactions                       $(10,472,148)      $  8,054,937
                                               ============       ============


                                                           FLAG INVESTORS
                                                           CLASS B SHARES1
                                                         ------------------
                                                               FOR THE
                                                             YEAR ENDED
                                                          OCTOBER 31, 1999
                                                         ------------------
   Shares sold                                                  394,876
   Shares issued to shareholders on
      reinvestment of dividends                                  17,702
   Shares repurchased                                          (232,994)
   Conversion of shares to Class A                             (545,490)
                                                            -----------
   Net decrease in shares
      outstanding                                              (365,906)
                                                            ===========
   Proceeds from sale of shares                             $ 4,030,932
   Value of reinvested dividends                                181,819
   Cost of shares repurchased                                (2,355,421)
   Conversion of shares to Class A                           (5,578,323)
                                                            -----------
   Net decrease from capital
      share transactions                                    $(3,720,993)
                                                            ===========

---------
1 Converted to Class A Shares May 14, 1999.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
NOTE 3 (CONCLUDED)

                                                            ISI SHARES
                                           ------------------------------------
                                                FOR THE             FOR THE
                                              YEAR ENDED          YEAR ENDED
                                           OCTOBER 31, 2000    OCTOBER 31, 1999
                                           ----------------    ----------------
   Shares sold                                  1,590,621          1,446,867
   Shares issued to shareholders on
      reinvestment of dividends                   648,505            983,017
   Shares repurchased                          (4,156,862)        (2,351,273)
                                             ------------       ------------
   Net increase (decrease) in shares
      outstanding                              (1,917,736)            78,611
                                             ============       ============
   Proceeds from sale of shares              $ 14,908,307       $ 13,815,462
   Value of reinvested dividends                6,096,028         10,372,002
   Cost of shares repurchased                 (38,931,807)       (23,047,940)
                                             ------------       ------------
   Net increase (decrease) from capital
      share transactions                     $(17,927,472)     $   1,139,524
                                             ============       ============

NOTE 4 -- INVESTMENT TRANSACTIONS

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $27,474,116 and sales of investment securities aggregated $48,965,766 for the year ended October 31, 2000.

     On October 31, 2000, aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $8,961,737.

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Flag Investors Total Return US Treasury Fund, Inc.

     We have audited the schedule of investments and the statement of assets and liabilities of the Flag Investors Total Return US Treasury Fund, Inc. (the "Fund"), as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Flag Investors Total Return US Treasury Fund, Inc. as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
December 8, 2000

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
FOR THE TAX YEAR ENDED OCTOBER 31, 2000

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     Of the net investment income distributions made during the fiscal year ended October 31, 2000, 77.38% has been derived from investments in US Government and Agency Obligations. All or part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS TOTAL RETURN US TREASURY FUND SHARES
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

                                 EDWARD S. HYMAN
                                    CHAIRMAN

                                 R. ALAN MEDAUGH
                                    PRESIDENT

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    DIRECTOR

                                   NANCY LAZAR
                                 VICE PRESIDENT

                               EDWARD J. VEILLEUX
                                 VICE PRESIDENT

                                CARRIE L. BUTLER
                                 VICE PRESIDENT

                               MARGARET M. BEELER
                            ASSISTANT VICE PRESIDENT

                                 KEITH C. REILLY
                            ASSISTANT VICE PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                 FELICIA A. EMRY
                                    SECRETARY

                                  AMY M. OLMERT
                               ASSISTANT SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

A mutual fund seeking a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury.


     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

[GRAPHIC OMITTED]

                                 DOMESTIC EQUITY

                               Communications Fund
                              Emerging Growth Fund
                              Equity Partners Fund
                           Real Estate Securities Fund
                                    Top 50 US
                               Value Builder Fund

                              INTERNATIONAL EQUITY

                              European Mid-Cap Fund
                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
                                  Top 50 World

                                  FIXED INCOME

                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                      Total Return US Treasury Fund Shares

                                  MONEY MARKET

                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                   TRANN (12/00)